SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SCHEDULE OF EQUITY INSTRUMENTS

Quantity	Description	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)
36,248	Warrants	21.60	15.02
25,555	Warrants	18.90	13.15
57,041	Warrants	27.00	18.78
1,389	Warrants	32.40	22.54
2,778	Warrants	40.50	28.17
37,037	Stock Options	21.60	15.02
12,964	Stock Options	27.00	18.78
1,234	Stock Options	28.89	20.10

(1)	Converted at balance sheet rate.